Investments Accounted for Using the Equity Method - Summary of Combined Information of Investments Accounted for Using the Equity Method (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023
Net income
Associates	¥ 466,473	¥ 478,405	¥ 326,931
Joint ventures	124,747	284,732	316,132
Total	591,219	763,137	643,063
Other comprehensive income, net of tax
Associates	55,415	269,753	99,737
Joint ventures	2,712	52,361	3,295
Total	58,127	322,114	103,033
Comprehensive income
Associates	521,888	748,158	426,669
Joint ventures	127,459	337,093	319,428
Total	¥ 649,347	¥ 1,085,251	¥ 746,096